Taxation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Income Tax Expense
Current taxes on income	$ 35,308	$ 29,469
Deferred income taxes	(20,090)	(13,215)
Total taxes	15,218	$ 16,254
Deferred tax liabilities	$ 173,024		$ 186,261